Dunham Appreciation & Income Fund
Dunham Appreciation & Income Fund

Supplement dated September 28, 2016 to the Statutory Prospectus (the "Prospectus") and Summary Prospectus dated February 26, 2016. This supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Effective September 19, 2016, the annual Base Sub-Advisory fee payable to PENN Capital Management Co., Inc., Sub-Adviser to the Dunham Appreciation & Income Fund (the "Fund"), was lowered from 0.45% to 0.40% of the average daily net assets of the Fund, and the Performance Fee rate was lowered from +/- 0.25% to +/-0.20% of the average daily net assets of the Fund.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 26 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Dunham Appreciation & Income Fund} - Dunham Appreciation & Income Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {Dunham Appreciation & Income Fund} - Dunham Appreciation & Income Fund		Class A	Class C	Class N
Management Fees	[1]	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		1.54%	2.29%	1.29%
[1]	Management Fees have been restated to reflect an amendment to the Sub-Advisor agreement fee schedule that is effective September 19, 2016. Actual sub-advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 0.40% and can range from 0.20% to 0.60%, depending on the effect of performance fees.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:
Expense Example- {Dunham Appreciation & Income Fund} - Dunham Appreciation & Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	723	1,033	1,366	2,304
Class C	232	715	1,225	2,626
Class N	131	409	708	1,556